SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2022
Significant Accounting Policies
Consolidation

a) Consolidation

The consolidated financial statements include the financial statements of Bradesco and those of its direct and indirect subsidiaries, including exclusive mutual funds and special purpose entities.

The main subsidiaries included in the consolidated financial statements are as follows:

	Headquarters' location	Activity	Equity interest		Total participation of the Voting Capital
			On December 31, 2022	On December 31, 2021	On December 31, 2022	On December 31, 2021
Financial Sector – Brazil
Ágora Corretora de Títulos e Valores Mobiliários S.A.	São Paulo - Brazil	Brokerage	100.00%	100.00%	100.00%	100.00%
Banco Bradescard S.A.	São Paulo - Brazil	Cards	100.00%	100.00%	100.00%	100.00%
Banco Bradesco BBI S.A.	São Paulo - Brazil	Investment bank	100.00%	100.00%	100.00%	100.00%
Banco Bradesco BERJ S.A.	São Paulo - Brazil	Banking	100.00%	100.00%	100.00%	100.00%
Banco Bradesco Financiamentos S.A.	São Paulo - Brazil	Banking	100.00%	100.00%	100.00%	100.00%
Banco Losango S.A. Banco Múltiplo	Rio de Janeiro - Brazil	Banking	100.00%	100.00%	100.00%	100.00%
Bradesco Administradora de Consórcios Ltda.	São Paulo - Brazil	Consortium management	100.00%	100.00%	100.00%	100.00%
Bradesco Leasing S.A. Arrendamento Mercantil	São Paulo - Brazil	Leases	100.00%	100.00%	100.00%	100.00%
Bradesco-Kirton Corretora de Câmbio S.A.	São Paulo - Brazil	Exchange Broker	99.97%	99.97%	99.97%	99.97%
Bradesco S.A. Corretora de Títulos e Valores Mobiliários	São Paulo - Brazil	Brokerage	100.00%	100.00%	100.00%	100.00%
BRAM - Bradesco Asset Management S.A. DTVM	São Paulo - Brazil	Asset management	100.00%	100.00%	100.00%	100.00%
Kirton Bank S.A. Banco Múltiplo	São Paulo - Brazil	Banking	100.00%	100.00%	100.00%	100.00%
Banco Digio S.A. (1)	São Paulo - Brazil	Digital Bank	100.00%	50.01%	100.00%	50.01%
Tempo Serviços Ltda.	Minas Gerais - Brazil	Services	100.00%	100.00%	100.00%	100.00%
Financial Sector – Overseas
Banco Bradesco Europa S.A. (2)	Luxembourg - Luxembourg	Banking	100.00%	100.00%	100.00%	100.00%
Banco Bradesco S.A. Grand Cayman Branch (2) (3)	Georgetown - Cayman Islands	Banking	100.00%	100.00%	100.00%	100.00%
Banco Bradesco S.A. New York Branch (2)	New York - United States	Banking	100.00%	100.00%	100.00%	100.00%
Bradesco Securities, Inc. (2)	New York - United States	Brokerage	100.00%	100.00%	100.00%	100.00%
Bradesco Securities, UK. Limited (2)	London - United Kingdom	Brokerage	100.00%	100.00%	100.00%	100.00%
Bradesco Securities, Hong Kong Limited (2)	Hong Kong - China	Brokerage	100.00%	100.00%	100.00%	100.00%
Cidade Capital Markets Ltd. (2)	Georgetown - Cayman Islands	Banking	100.00%	100.00%	100.00%	100.00%
Bradescard México, sociedad de Responsabilidad Limitada (4)	Jalisco - Mexico	Cards	100.00%	100.00%	100.00%	100.00%
Bradesco Bac Florida Bank (5)	Florida - United States	Banking	100.00%	100.00%	100.00%	100.00%
Insurance, Pension Plan and Capitalization Bond Sector - In Brazil
Atlântica Companhia de Seguros (6)	Rio de Janeiro - Brazil	Insurance	-	100.00%	-	100.00%
Bradesco Auto/RE Companhia de Seguros	Rio de Janeiro - Brazil	Insurance	100.00%	100.00%	100.00%	100.00%
Bradesco Capitalização S.A.	São Paulo - Brazil	Capitalization bonds	100.00%	100.00%	100.00%	100.00%
Bradesco Saúde S.A.	Rio de Janeiro - Brazil	Insurance/health	100.00%	100.00%	100.00%	100.00%

	Headquarters' location	Activity	Equity interest		Total participation of the Voting Capital
			On December 31, 2022	On December 31, 2021	On December 31, 2022	On December 31, 2021
Bradesco Seguros S.A.	São Paulo - Brazil	Insurance	99.96%	99.96%	99.96%	99.96%
Bradesco Vida e Previdência S.A.	São Paulo - Brazil	Pension plan/Insurance	100.00%	100.00%	100.00%	100.00%
Odontoprev S.A. (7) (8)	São Paulo - Brazil	Dental care	51.41%	50.01%	51.41%	50.01%
Insurance - Overseas
Bradesco Argentina de Seguros S.A. (2) (7)	Buenos Aires - Argentina	Insurance	99.98%	99.98%	99.98%	99.98%
Other Activities - Brazil
Andorra Holdings S.A.	São Paulo - Brazil	Holding	100.00%	100.00%	100.00%	100.00%
Bradseg Participações S.A.	São Paulo - Brazil	Holding	100.00%	100.00%	100.00%	100.00%
Bradescor Corretora de Seguros Ltda.	São Paulo - Brazil	Insurance Brokerage	100.00%	100.00%	100.00%	100.00%
BSP Empreendimentos Imobiliários S.A.	São Paulo - Brazil	Real estate	100.00%	100.00%	100.00%	100.00%
Cia. Securitizadora de Créditos Financeiros Rubi	São Paulo - Brazil	Credit acquisition	100.00%	100.00%	100.00%	100.00%
Nova Paiol Participações Ltda.	São Paulo - Brazil	Holding	100.00%	100.00%	100.00%	100.00%
Other Activities - Overseas
Bradesco North America LLC (2)	New York - United States	Services	100.00%	100.00%	100.00%	100.00%
Investment Funds (9)
Bradesco FI RF Credito Privado Master	São Paulo - Brazil	Investment Fund	100.00%	100.00%	100.00%	100.00%
Bradesco FI RF Máster II Previdência	São Paulo - Brazil	Investment Fund	100.00%	100.00%	100.00%	100.00%
Bradesco Priv Performance FICFI RF Cred Priv PGBL/VGBL	São Paulo - Brazil	Investment Fund	100.00%	100.00%	100.00%	100.00%
Bradesco FI RF Cred Privado Master Premium	São Paulo - Brazil	Investment Fund	100.00%	100.00%	100.00%	100.00%
Bradesco FIC FI RF Cred. Priv. Premium PGBL/VGBL	São Paulo - Brazil	Investment Fund	100.00%	100.00%	100.00%	100.00%
Bradesco Private PB FIC FI RF Cred. Priv.PGBL/VGBL	São Paulo - Brazil	Investment Fund	100.00%	100.00%	100.00%	100.00%
Bradesco FI RF Máster III Previdência	São Paulo - Brazil	Investment Fund	100.00%	100.00%	100.00%	100.00%
Bradesco FI Referenciado DI Master	São Paulo - Brazil	Investment Fund	100.00%	100.00%	100.00%	100.00%
Bradesco FI RF Máster Previdência	São Paulo - Brazil	Investment Fund	100.00%	100.00%	100.00%	100.00%
Bradesco FIC FI RF Athenas PGBL/VGBL	São Paulo - Brazil	Investment Fund	100.00%	100.00%	100.00%	100.00%

(1) In February 2022, due to the acquisition of the 50% interest, Bradesco now holds 100% of the company's interest;

(2) The functional currency of these companies abroad is the Brazilian Real;

(3) The special purpose entity International Diversified Payment Rights Company is being consolidated. The company is part of a structure set up for the securitization of receivables received overseas;

(4) The functional currency of this company is the Mexican Peso;

(5) The functional currency of this company is the US Dollar;

(6) Company merged into Bradesco Auto R/E in May 2022;

(7) Accounting information used with date lag of up to 60 days;

(8) Increase in the percentage of interest related to the Split/Cancellation of Treasury Shares occurred in April 2022; and

(9) The investment funds over which Bradesco has control. The PGBL/VGBL funds are private pension funds.

Investment Aquisition

b)    Investment Aquisition

On February 25, 2022, Bradesco, through its subsidiary, Bradescard Elo Participacoes S.A. (Bradescard Elo), completed the acquisition of 49.99% of the share capital of Banco Digio For the acquisition, Bradescard Elo paid the amount of R$645,060 thousand, and now indirectly holds an interest of 100% of Digio.

Bradesco obtained approval for the acquisition of Digio from CADE (Brazilian authority responsible for approving acquisitions considering antitrust and competition laws and regulations) on November 24, 2021 and from BACEN (Central Bank of Brazil) on February 04, 2022.

This transaction is aligned with the strategy of Bradesco of investing in digital businesses, complementing its operations in a diversified manner and reaching a range of consumer segments, with different models.

Below are the provisional values of net assets acquired and goodwill in the acquisition of shares as preliminarily determined:

R$ thousands
Payment to Kartra (Banco Digio's parent company)	645,060
Total cost of acquisition	645,060
- Fair value of net assets acquired (provisional amount)	288,007
- Goodwill in the acquisition of shares (1)	357,053

(1) There is no expectation that it will be deductible for tax purposes.

From February to December 2022, Digio had revenues of R$31,772 thousand and a loss of R$177,873 thousand. If the acquisition had occurred in January 2022, the revenue and profit of the combined entity would not have been materially different to the consolidated revenue and profit presented in the consolidated statement of income for the year ended December 31, 2022.

Bradesco has hired a specialized and independent company to support the Organization in the preparation of the purchase price allocation ("PPA"), to determine the fair value of the assets acquired and liabilities assumed, as well as measuring the fair value of interest held prior to the date of this acquisition. As at December 31, 2022 the PPA had not been completed.

Below are the provisional amounts of assets and liabilities acquired on February 25, 2022:

R$ thousands
On February 25, 2022
Cash and due from banks	41,614
Financial instruments	3,044,628
Deferred income tax assets	398,493
Property and equipment	2,043
Intangible assets	237,251
Other assets	363,787
Total assets	4,087,816

R$ thousands
On February 25, 2022
Deposits and other financial liabilities	3,268,274
Provisions	34,702
Deferred income tax liabilities	32,587
Other liabilities	176,124
Total liabilities	3,511,687
Fair value of net assets (provisional amount)	576,129
Fair value of net acquired (provisional amount) - 49.99%	288,007

i.	Subsidiaries

Subsidiaries are all companies over which the Group, has control. The Company has control over an investee if it is exposed to, or has rights to, variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee. The subsidiaries are fully consolidated from the date at which the Company obtains control over its activities until the date this control ceases.

For acquisitions meeting the definition of a business combination, the acquisition method of accounting is used. The cost of acquisition is measured as the fair value of the consideration, including assets given, equity instruments issued and liabilities incurred or assumed at the date of exchange. Identifiable assets acquired and liabilities and contingent liabilities assumed in a business combination are measured initially at their fair values at the acquisition date, irrespective of the extent of any non-controlling interest. The excess of the consideration given over the fair value of the Company’s share of the identifiable net assets and non-controlling interest acquired is recorded as goodwill. Any goodwill arising from business combinations is tested for impairment at least once a year and whenever events or changes in circumstances may indicate the need for an impairment write-down. If the cost of acquisition is less than the fair value of the Company’s share of the net assets acquired, the difference is recognized directly in the consolidated statement of income.

For acquisitions not meeting the definition of a business combination, the Company allocates the cost between the individual identifiable assets and liabilities. The cost of acquired assets and liabilities is determined by (a) recognizing financial assets and liabilities at their fair value at the acquisition date; and (b) allocating the remaining balance of the cost of purchasing assets and assuming liabilities to individual assets and liabilities, other than financial instruments, based on their relative fair values of these instruments at the acquisition date.

ii.	Associates

Companies are classified as associates if the Company has significant influence, but not control, over the operating and financial management policy decisions. Normally significant influence is presumed when the Company holds in excess of 20%, but no more than 50%, of the voting rights. Even if less than 20% of the voting rights are held, the Company could still have significant influence through its participation in the management of the investee or representations on its Board of Directors, providing it has executive power; i.e. voting power.

Investments in associates are recorded in the Company’s consolidated financial statements using the equity method and are initially recognized at cost. The investments in associates include goodwill (net of any impairment losses) identified at the time of acquisition.

iii.	Joint ventures

The Company has contractual agreements in which two or more parties undertake activities subject to joint control. Joint control is the contractual sharing of control over an activity, and it exists only if strategic, financial and operating decisions are made on a unanimous basis by the parties. A joint venture is an arrangement in which the Group, with other parties, holds joint control, whereby the Group has rights to the arrangement, rather than rights to its assets and obligations for its liabilities. Investments in joint ventures are recorded in the consolidated financial statements of the Company using the equity method.

iv.	Structured entities

A structured entity is an entity that has been designed such that voting or similar rights are not the dominant factor in deciding who controls the entity, such as when any voting rights relate to administrative tasks only and the relevant activities are directed by means of contractual arrangements.

Structured entities normally have some or all of the following features or characteristics:

•	restricted activities;
•	a narrow and well-defined objective, such as, to execute a specific structure like a tax efficient lease, to perform research and development activities, or to provide a source of capital or funding to an entity or to provide investment opportunities for investors by passing risks and rewards associated with the assets of the structured entity to investors;
•	thin capitalization, that is, the proportion of ‘real’ equity is too small to support the structured entity’s overall activities without subordinated financial support; and
•	financing in the form of multiple contractually linked instruments to investors that create concentrations of credit risk or other risks (tranches).

v.	Transactions with and interests of non-controlling shareholders

The Company applies a policy of treating transactions with non-controlling interests as transactions with equity owners of the Bank. For purchases of equity from non-controlling interests, the difference between any consideration paid and the share of the carrying value of net assets of the subsidiary acquired is recorded in equity. Gains or losses on sales to non-controlling shareholders are also recorded in equity.

Profits or losses attributable to non-controlling interests are presented in the consolidated statements of income under this title.

vi.	Balances and transactions eliminated in the consolidation

Intra-group transactions and balances (except for foreign currency transaction gains and losses) are eliminated in the consolidation process, including any unrealized profits or losses resulting from operations between the companies except when unrealized losses indicate an impairment loss of the asset transferred which should be recognized in the consolidated financial statements. Consistent accounting policies as well as similar valuation methods for similar transactions, events and circumstances are used throughout the Company for the purposes of consolidation.

Foreign currency translation

c)	Foreign currency translation

i.	Functional and presentation currency

Items included in the financial statements of each of the Company’s entities are measured using the currency of the primary economic environment in which the entity operates (the functional currency). The consolidated financial statements are presented in Brazilian Reais (R$), which is the Company’s presentation currency. The domestic and foreign subsidiaries use the Real as their functional currency, except for the subsidiary in Mexico, which has the Mexican Peso as its functional currency, and Bradesco Bac Florida Bank, which has the US dollar as its functional currency.

ii.	Transactions and balances

Foreign currency transactions, which are denominated or settled in a foreign currency, are translated into the functional currency using the exchange rates prevailing on the dates of the transactions.

Monetary items denominated in foreign currency are translated at the closing exchange rate as at the reporting date. Non-monetary items measured at historical cost denominated in a foreign currency are translated at exchange rate on the date of initial recognition; non-monetary items in a foreign currency that are measured at fair value are translated using the exchange rates on the date when the fair value was determined.

Foreign exchange gains and losses resulting from the settlement of foreign currency transactions and from the translation at each period exchange rates of monetary assets and liabilities denominated in foreign currencies are recognized in the consolidated statement of income as “Net gains/(losses) of foreign currency transactions”.

In the case of changes in the fair value of monetary assets denominated in foreign currency classified as financial assets at fair value through other comprehensive income, a distinction is made between translation differences resulting from changes in amortized cost of the security and other changes in the carrying amount of the security. Translation differences related to changes in the amortized cost are recognized in the consolidated statement of income, and other changes in the carrying amount, except impairment, are recognized in equity.

iii.	Foreign operations

The results and financial position of all foreign operations (none of which has the currency of a hyperinflationary economy) that have a functional currency different from the presentation currency are translated into the presentation currency as follows:

•	Assets and liabilities for each consolidated statement of financial position presented are translated at the closing rate at the reporting date;

•	Income and expenses for each consolidated statement of income are translated at average exchange rates (unless this average is not a reasonable approximation of the cumulative effect of the rate prevailing on the transaction dates, in which case income and expenses are translated at the rates in effect on the dates of the transactions); and

•	All resulting exchange differences are recognized in other comprehensive income.

Exchange differences arising from the above process are presented in equity as “Foreign currency translation adjustment”.

On consolidation, exchange differences arising from the translation of the net investment in foreign entities are taken to “Other comprehensive income”. If the operation is a non-wholly owned subsidiary, then the relevant proportion of the transaction difference is allocated to the non-controlling interest. When a foreign operation is partially sold or disposed, such exchange differences, which were recognized in equity, are recognized in the consolidated statement of income as part of the gain or loss on sale.

Cash and cash equivalents

d)	Cash and cash equivalents

Cash and cash equivalents include: cash, bank deposits, unrestricted balances held with the Central Bank of Brazil and other highly liquid short-term investments, with original maturities of three months or less and which are subject to insignificant risk of changes in fair value, used by the Company to manage its short-term commitments. See Note 5 (a) – “Cash and cash equivalents”.

Financial assets and liabilities

e)	Financial assets and liabilities

i.         Financial assets

The Company classifies and measures financial assets based on the business model for the management of financial assets, as well as on the characteristics of contractual cash flow of the financial asset.

The Company classifies financial assets into three categories: (i) measured at amortized cost; (ii) measured at fair value through other comprehensive income (FVOCI); and (iii) measured at fair value through profit or loss (FVTPL).

- Business model: it relates to the way in which the Company manages its financial assets to generate cash flows. The objective (business model) of management in relation to each portfolio is defined as either: (i) to maintain the assets to receive contractual cash flows; (ii) to maintain the assets to receive the contractual cash flows and sales; or (iii) any other model. When the financial assets conform to the business models (i) and (ii) the SPPI test (Solely Payment of Principal and Interest) is applied. Financial assets held under business model (iii) are measured at FVTPL.

- SPPI Test: the purpose of this test is to assess the contractual terms of the financial instruments to determine if they give rise to cash flows at specific dates that conform only to the payment of the principal and interest on the principal amount.

In this context, the principal refers to the fair value of the financial asset at the initial recognition and interest refers to the consideration for the time value of money, the credit risk associated with the principal amount outstanding for a specific period of time and other risks and borrowing costs. Financial instruments that do not meet the SPPI test are measured at FVTPL, such as derivatives.

•	Measured at fair value through profit or loss

All financial assets that do not meet the criteria of measurement at amortized cost or at FVOCI are classified as measured at FVTPL, in addition to those assets that in the initial recognition are irrevocably designated at FVTPL, if this eliminates or significantly reduces asset-liability mismatches.

Financial assets measured at FVTPL are initially recorded at fair value with subsequent changes to the fair value recognized immediately in profit or loss.

Financial assets are initially recognized in the consolidated statement of financial position at fair value and the transaction costs are recorded directly in the consolidated statement of income. Subsequent changes to the fair value are recognized immediately in profit or loss.

Gains and losses arising from changes in fair value of non-derivative assets are recognized directly in the consolidated statement of income under “Net gains/(losses) on financial assets and liabilities at fair value through profit or loss”. Interest income on financial assets measured at FVTPL is included in “Interest and similar income”. For the treatment of derivative assets see Note 2(d)(iii).

•	Measured at fair value through other comprehensive income

They are financial assets that meet the criterion of the SPPI test, which are held in a business model whose objective is both to maintain the assets to receive the contractual cash flows as well as for sale.

These financial assets are initially recognized at fair value, plus any transaction costs that are directly attributable to their acquisition or their issuance and are, subsequently, measured at fair value with gains and losses being recognized in other comprehensive income, except for impairment losses and foreign exchange gains and losses on debt securities, until the financial asset is derecognized. The expected credit losses are recorded in the consolidated statement of income.

Interest income is recognized in the consolidated statement of income using the effective interest method. Dividends on equity instruments are recognized in the consolidated statement of income in ‘Dividend income’, within “Net Gains/(losses) on financial assets at fair value through other comprehensive income” when the Company’s right to receive payment is established. Gains or losses arising out of exchange variation on investments in debt securities classified as FVOCI are recognized in the consolidated statement of income. See Note 2(d)(viii) for more details of the treatment of the expected credit losses.

•	Measured at amortized cost

Financial assets that meet the criterion of the SPPI test and which are held in a business model whose objective is to maintain the assets to receive the contractual cash flows.

These financial assets are recognized initially at fair value including direct and incremental costs, and are subsequently recorded at amortized cost, using the effective interest rate method.

Interest is recognized in the consolidated statement of income and presented as “Interest and similar income”. In the case of expected credit loss, it is reported a deduction from the carrying value of the financial asset and is recognized in the consolidated statement of income.

ii.       Financial liabilities

The Company classifies its financial liabilities as subsequently measured at amortized cost, using the effective interest rate method, except in cases of trading financial liabilities.

Financial liabilities for trading recognized by the Company are derivative financial instruments that are recorded and measured at fair value, with the respective changes in fair value recognized immediately in profit or loss.

The Company does not have any financial liabilities designated at fair value through profit or loss.

For more details on the treatment of derivatives, see Note 2(d) (iii).

•	Financial guarantee contracts and loan commitments

Financial guarantees are contracts that require the Company to make specific payments under the guarantee for a loss incurred when a specific debtor fails to make a payment when due in accordance with the terms of the debt instrument.

Financial guarantees are initially recognized in the statement of financial position at fair value on the date the guarantee was given. After initial recognition, the Company’s obligations under such guarantees are measured by the higher value between (i) the value of the provision for expected losses and (ii) the value initially recognized, minus, if appropriate, the accumulated value of the revenue from the service fee. The fee income earned is recognized on a straight-line basis over the life of the guarantee. Any increase in the liability relating to guarantees is reported in the consolidated statement of income within “Other operating income/ (expenses)”.

The expected credit losses, referring to loan commitments, are recognized in liabilities and are calculated, as described in Note 40.2.

iii.     Derivative financial instruments and hedge transactions

Derivatives are initially recognized at fair value on the date the respective contract is signed and are, subsequently, re-measured at their fair values with the changes recognized in the statement of income under “Net gains or losses on financial assets at fair value through profit or loss”.

Fair values are obtained from quoted market prices in active markets (for example, for exchange-traded options), including recent market transactions, and valuation techniques (for example for swaps and foreign currency transactions), such as discounted cash-flow models and options-pricing models, as appropriate. In the calculation of fair value, the counterparty’s and the entity’s own credit risk are considered.

Certain derivatives embedded in other financial instruments are treated as separate derivatives when their economic characteristics and risks are not closely related to those of the host contract and the host contract is not recorded at fair value through profit or loss. These embedded derivatives are separately accounted for at fair value, with changes in fair value recognized in the consolidated statement of income.

The Company has structures of cash flow hedges, whose objective is to protect the exposure to variability in cash flows attributable to a specific risk associated with all the assets or liabilities recognized, or a component of it. The details of these structures are presented in Note 40.3 – Market risk.

iv.      Recognition

Initially, the Company recognizes deposits, securities issued and subordinated debts and other financial assets and liabilities on the trade date, in accordance with the contractual provisions of the instrument.

v.       Derecognition

Financial assets are derecognized when there is no reasonable expectation of recovery, when the contractual rights to receive the cash flows from these assets have ceased to exist or the assets have been transferred and substantially all the risks and rewards of ownership of the assets are also transferred. Financial liabilities are derecognized when they have been discharged, paid, redeemed, cancelled or expired. If a renegotiation or modification of terms of an existing financial asset is such that the cash flows of the modified asset are substantially different from those of the original unmodified asset, then the original financial asset is derecognized and the modified financial asset is recognized as a new financial asset and initially measured at fair value.

vi.      Offsetting financial instruments

Financial assets and liabilities are offset and the net amount reported in the consolidated statement of financial position when, the Company has the intention and the legal enforceable right to offset the recognized amounts on a net basis or realize the asset and settle the liability simultaneously.

vii.    Determination of fair value

The determination of the fair value for the majority of financial assets and liabilities is based on the market price or quotes of security dealers for financial instruments traded in an active market. The fair value for other instruments is determined using valuation techniques. The valuation techniques which include use of recent market transactions, discounted cash flow method, comparison with other instruments similar to those for which there are observable market prices and valuation models.

For more commonly used instruments, the Company uses widely accepted valuation models that consider observable market data in order to determine the fair value of financial instruments.

For more complex instruments, the Company uses its own models that are usually developed from standard valuation models. Some of the information included in the models may not be observable in the market and is derived from market prices or rates or may be estimated on the basis of assumptions.

The value produced by a model or by a valuation technique is adjusted to reflect various factors, since the valuation techniques do not necessarily reflect all of the factors that market participants take into account during a transaction.

The valuations are adjusted to consider the risks of the models, differences between the buy and sell price, credit and liquidity risks, as well as other factors. Management believes that such valuation adjustments are necessary and appropriate for the correct evaluation of the fair value of the financial instruments recorded in the consolidated statement of financial position.

More details on the calculation of the fair value of financial instruments are available in Note 40.4.

viii.  Expected credit losses

The Company calculates the expected credit losses for financial instruments measured at amortized cost and at FVOCI (except for investments in equity instruments), financial guarantees and loan commitments.

Expected credit losses on financial instruments are measured as follows:

Financial assets: it is the present value of the difference between contractual cash flows and the cash flows that the Company expects to recover discounted at the effective interest rate of the operation;

Financial guarantees: it is the present value of the difference between the expected payments to reimburse the holder of the guarantee and the values that the Company expects to recover discounted at a rate that reflects the market conditions; and

Loan commitments: it is the present value of the difference between the contractual cash flows that would be due if the commitment was used and the cash flows that the Company expects to recover discounted at a rate that reflects the market conditions.

Expected credit losses are measured on one of the following basis:

− Credit losses expected for 12 months, i.e., credit losses as a result of possible events of delinquency within 12 months after the reporting date; and

− Credit Losses expected for the whole of lifecycle, i.e., credit losses that result from all possible events of delinquency throughout the expected lifecycle of a financial instrument.

The measurement of expected losses for the whole lifecycle is applied when a financial asset, on the reporting date, has experienced a significant increase in credit risk since its initial recognition and the measurement of expected credit loss for 12 months is applied when the credit risk has not increased significantly since its initial recognition. The Company assumes that the credit risk of a financial asset has not increased significantly when the asset has a low credit risk on the reporting date.

With respect to Brazilian government bonds, the Company has internally developed a study to assess the credit risk of these securities, which does not expect any loss for the next 12 months, that is, no provision is recorded for credit losses.

For loans, the amount of loss is measured as the difference between the asset’s carrying amount and the present value of estimated future cash flows (excluding future credit losses that have not been incurred) discounted at the financial asset’s original effective interest rate. The asset’s carrying amount is reduced through provisions and the amount of the loss is recognized in the consolidated statement of income.

The calculation of the present value of the estimated future cash flows of a collateralized financial asset reflects the cash flows that may result from foreclosure less costs for obtaining and selling the collateral.

The methodology and assumptions used for estimating future cash flows are reviewed regularly to mitigate any differences between loss estimates and actual loss experience.

Following the recognition of expected credit loss, interest income is recognized using the effective rate of interest, which was used to discount the future cash flows, on the accounting value gross of provision, except for assets with problem of credit recovery, in which, the rate stated is applied at the net book value of the provision.

The whole or part of a financial asset is written off against the related credit loss expected when there is no reasonable expectation of recovery. Such loans are written off after all the relevant collection procedures have been completed and the amount of the loss has been determined. Subsequent recoveries of amounts previously written off are credited to the consolidated statement of income.

The criteria used to calculate the expected credit loss and to determine the significantly increased credit risk are detailed in Note 40.2.

Non-current assets held for sale

ef)	Non-current assets held for sale

Under certain circumstances, property is repossessed following foreclosure of loans that are in default. Repossessed properties are measured at the lower of their carrying amount or fair value less the costs to sell – whichever is the lowest – and are included within “Non-current assets held for sale”.

Property and equipment

g)	Property and equipment

i.	Recognition and valuation

Property and equipment are measured at cost less accumulated depreciation and accumulated impairment losses (see Note 2(i) below), if any. The cost includes expenses directly attributable to the acquisition of an asset.

The cost of assets internally produced includes the cost of materials and direct labor, as well as any other costs that can be directly allocated and that are necessary for them to function.

When parts of an item have different useful lives, and separate control is practical, they are recorded as separate items (main components) comprising the property and equipment.

Useful lives and residual values are reassessed at each reporting date and adjusted, if appropriate.

Gains and losses from the sale of property and equipment are determined by comparing proceeds received with the carrying amount of the asset and are recorded in the consolidated statement of income under the heading “Other operating income/(expenses)”.

ii.	Subsequent costs

Expenditure on maintenance and repairs of property and equipment items is recognized as an asset when it is probable that future economic benefits associated with the items will flow to the Company for more than one year and the cost can be measured reliably. The carrying amount of the replaced part is derecognized. All other repairs and maintenance costs are charged to the consolidated statement of income during the reporting period in which they are incurred.

iii.	Depreciation

Depreciation is recognized in the consolidated statement of income using the straight-line basis and taking into consideration the estimated useful economic life of the assets. The depreciable amount is the gross-carrying amount, less the estimated residual value at the end of the useful economic life. Land is not depreciated. Useful lives and residual values are reassessed at each reporting date and adjusted, if appropriate.

Intangible assets

h)	Intangible assets

Intangible assets are composed of non-monetary items, without physical substance that are separately identifiable. They may arise from business combinations, such as goodwill and other intangible assets purchased in business combinations, or from other transactions, such as software licenses and the acquisition of exclusive rights. These assets are recognized at cost. The cost of an intangible asset acquired in a business combination is its fair value on the acquisition date. Intangible assets with finite useful lives are amortized over their estimated economic useful lives. Intangible assets with an indefinite useful life are not amortized.

Generally, the identified intangible assets of the Company have a definite useful life. At each reporting date, intangible assets are reviewed for indications of impairment or changes in estimated future economic benefits – see Note 2(i) below.

i.	Goodwill

Goodwill (or bargain purchase gain) arises on the acquisition of subsidiaries, associates and joint ventures and is allocated to Cash Generating Unit (CGU) or groups of CGUs that are expected to benefit from the synergies of the acquisitions.

Goodwill reflects the excess of the cost of acquisition in relation to the Company’s share of the fair value of net identifiable assets or liabilities of an acquired subsidiary, associate or joint venture on the date of acquisition. Goodwill originated from the acquisition of subsidiaries is recognized as “Intangible Assets”, and the goodwill from acquisition of associates and joint ventures is included in the carrying amount of the investment. When the difference between the cost of acquisition and the Company’s share of the fair value of net identifiable assets or liabilities is negative (bargain purchase gain), it is immediately recognized in the consolidated statement of income as a gain on the acquisition date.

Goodwill is tested annually or whenever a trigger event has been observed, for impairment (see Note 2(i) below). Gains and losses realized in the sale of an entity include consideration of the carrying amount of goodwill relating to the entity sold.

ii.	Software

Software acquired by the Company is recorded at cost, less accumulated amortization and accumulated impairment losses, if any.

Internal software-development expenses are recognized as assets when the Company can demonstrate its intention and ability to complete the development, and use the software in order to generate future economic benefits. The capitalized costs of internally developed software include all costs directly attributable to development and are amortized over their useful lives. Internally developed software is recorded at its capitalized cost less amortization and impairment losses (see Note 2(i) below).

Subsequent software expenses are capitalized only when they increase the future economic benefits incorporated in the specific asset to which it relates. All other expenses are recorded as expenses as incurred.

Amortization is recognized in the consolidated statement of income using the straight-line method over the estimated useful life of the software, beginning on the date that it becomes available for use. The estimated useful life of software is from two to five years. Useful life and residual values are reviewed at each reporting date and adjusted, if necessary.

iii.	Other intangible assets

Other intangible assets refer basically to the customer portfolio and acquisition of banking service rights. They are recorded at cost less amortization and impairment losses, if any, and are amortized for the period in which the asset is expected to contribute, directly or indirectly, to the future cash flows.

These intangible assets are reviewed annually, or whenever events or changes in circumstances occur which could indicate that the carrying amount of the assets cannot be recovered. If necessary, the write-off or impairment (see Note 2(i) below) is immediately recognized in the consolidated statement of income.

Company lease (lessee)

i) Company lease (lessee)

As a lessee, the Group assesses at contract inception whether a contract is, or contains, a lease. That is, if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.

The Company applies a single recognition and measurement approach for all leases, except for short-term leases and leases of low-value assets. The Company recognizes lease liabilities to make lease payments and right-of-use assets representing the right to use the underlying assets.

At the beginning of a lease, the Company recognizes a “lease liability” and a right of use asset. The expenses with interest on the lease liability and expenses of depreciation of the right of use asset are recognized separately.

The right of use asset is measured initially at cost value and is subsequently reduced by the accumulated depreciation and any accumulated impairment losses, when applicable. The right of use will also be adjusted in case of re-measurement of the lease liability. The depreciation is calculated in a linear fashion by the term of the leases.

The lease term is defined as the non-cancellable term of the lease, together with (i) periods covered by the option to extend the lease, if the lessee is reasonably certain to exercise that option; and (ii) periods covered by the option to terminate the lease, if the lessee is reasonably certain that it will not exercise that option. The Company has a descriptive policy for the property lease terms, which considers the business plan and management expectations, extension options and local laws and regulations.

The lease liability is measured initially at the present value of the future lease payments, discounted by the incremental rate applied to each contract in accordance with the leasing term.

The lease payments include fixed payments, less any lease incentives receivable, and variable lease payments that depend on an index or a rate. Variable lease payments that do not depend on an index or a rate are recognized as expenses in the period in which the event or condition that triggers the payment occurs.

The incremental rate applied by the Company takes into account the funding rate free of risk adjusted by the credit spread.

Subsequently, the lease liability is adjusted to reflect the interest levied on the payment flows, re-measured to reflect any revaluation or modifications of leasing and reduced to reflect the payments made.

Financial charges are recognized as “Interest and similar expenses” and are adjusted in accordance with the term of the contracts, considering the incremental rate.

The contracts and leases of properties with an indefinite period are not considered in the scope of IFRS 16 because they are leases in which the contract can be terminated at any time without a significant penalty. In this way, the rental contract is not considered as executable.

Short-term leases and leases of low-value assets

The Company applies the short-term lease recognition exemption to its short-term leases (leases that have a lease term of 12 months or less from the commencement date and do not contain a purchase option). It also applies the lease of low-value assets recognition exemption to leases that are considered to be low value. Lease payments on short-term leases and leases of low-value assets are recognized as expense over the lease term.

Impairment losses on non-financial assets (except for deferred tax assets)

j) Impairment losses on non-financial assets (except for deferred tax assets)

Assets that have an indefinite useful life such as goodwill are not subject to amortization and are tested, at least, annually to verify the existence of impairment.

Assets, which are subject to amortization or depreciation, are reviewed to evaluate for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. An impairment loss is recognized based on the excess the carrying amount of the asset or the cash generating unit (CGU) over its estimated recoverable amount. The recoverable amount of an asset or CGU is the greater of its fair value, less costs to sell, and its value in use.

For the purpose of impairment testing, the assets that cannot be tested individually are grouped together into the smallest group of assets that generates cash inflows from continuing use that are largely independent of the cash inflows of other assets or CGUs. Subject to a ceiling of the operating segments, for the purpose of goodwill impairment testing, CGUs to which goodwill has been allocated are aggregated so that the level at which impairment testing is performed reflects the lowest level at which goodwill is monitored for internal reporting purposes.

When assessing the value in use, future profitability based on business plans and budgets are used, and the estimated future cash flows are discounted to their present value using a discount rate that reflects the current market conditions of the time value of money and the specific risks of the asset or CGU.

The Company’s corporate assets do not generate separate cash inflows and are utilized by more than one CGU. Corporate assets are allocated to CGUs on a reasonable and consistent basis and tested for impairment as part of the testing of the CGU to which the corporate asset is allocated.

Impairment losses are recognized in the consolidated Statement of Income. Impairment losses recognized in respect of CGUs are allocated first to reduce the carrying amount of any goodwill allocated to the CGU (or group of CGUs) and then to reduce the carrying amount of the other assets in the CGU (or group of CGUs) on a pro rata basis.

An impairment of goodwill cannot be reversed. With regard to other assets, an impairment loss recognized in previous periods is reassessed at each reporting date for any indications that the impairment has decreased or no longer exists. An impairment loss will be reversed if there has been a change in the estimates used to determine the recoverable amount or to the extent that the carrying amount of the asset does not exceed the carrying amount that would have been determined, net of depreciation and amortization, if no impairment had been recognized.

Provisions, contingent assets and liabilities and legal obligations

k) Provisions, contingent assets and liabilities and legal obligations

A provision is recognized when, as a result of a past event, the Company has a present legal or constructive obligation that can be reliably estimated and it is probable that an outflow of resources will be required to settle the obligation. Provisions are determined by discounting the expected future cash flows at a pre-tax rate that reflects current market assessments of the time value of money and the risks specific to the liability.

Provisions were established by Management whenever it considers that there is a probable loss taking into account the opinion of their legal advisors; the nature of the actions; the similarity to previous suits; the complexity and the positioning of the Courts.

Contingent liabilities are not recognized, since their existence will only be confirmed by the occurrence or not of one or more future and uncertain events that are not totally under the control of the Management. Contingent liabilities do not meet the criteria for recognition, since they are considered as possible losses and are disclosed in explanatory notes, when relevant. Obligations classified as remote are neither provisioned nor disclosed.

Contingent assets are recognized only when there are actual guarantees or definitive favorable court rulings, over which there are no more resources, characterizing the gain as practically certain. Contingent assets, whose expectation of success is probable, are only disclosed in the financial statements, when relevant.

Legal obligations arise from legal proceedings, the object of which is its legality or constitutionality, which, independently of the assessment of the likelihood of success, have their amounts fully recognized in the financial statements.

Classification of insurance contracts and investments

l)	Classification of insurance contracts and investments

An insurance contract is a contract in which the Company accepts a significant insurance risk from the policy holder by agreeing to compensate the policyholder if a specific, uncertain, future event adversely affects the policy holder. Reinsurance contracts are also treated as insurance contracts because they transfer significant insurance risk. Contracts in the Insurance segment classified as investment contracts are related to our capitalization bonds, which do not transfer significant insurance risk and are accounted for as financial liabilities.

Technical provisions for non-life, life, health and pension insurance

m)	Technical provisions for non-life, life, health and pension insurance

The Unearned Premiums Reserve (PPNG) is calculated on a daily pro-rata basis using premiums net of reinsurance premiums, considering amounts ceded through reinsurance operations, and the value registered in the consolidated statement of financial position corresponds to the unexpired risk period. For the non-life and life products, the portion of these reserves corresponding to the estimate for risks in effect but not yet issued is designated in the Estimated Unearned Premiums Reserve (PPNG-RVNE).

The Mathematical Provision for Benefits to be Granted (PMBaC) is calculated by the difference between the current value of future benefits and the current value of future premiums, corresponding to future obligations assumed in the insurance contracts. Specifically for the individual health portfolio, the costs related to the permanence of the dependents in the plan for five years without the corresponding payment of premiums from the expectation of the death of the plan holder are considered. The provision is calculated using methodologies and assumptions consistent with standard actuarial practices. In pension plans with a variable contribution feature, PMBaC represents the amount of contributions made by participants, net of costs and other contractual charges, plus the financial income generated by the investments held in the investment funds constituted specifically for this purpose (FIEs).

The Mathematical Provision for Benefits Granted (PMBC) is recognized for participants already receiving benefits and corresponds to the present value of future obligations related to the payment of those on-going benefits. Specifically, for health insurance, the PMBC considers the obligations arising from the contractual clauses of remission of cash considerations, related to health care coverage and the premiums for payment of the insured participants of the Bradesco Saúde insurance – “GBS Plan”. The provision is calculated according to the methodology and assumptions established in actuarial technical notes.

The provision for events occurred and not reported (IBNR/PEONA) is calculated from the final estimate of claims that have already occurred and not yet reported, based on run-off triangles which consider the historical development of claims reported to establish a future projection by claims occurrence period. For health insurance, monthly run-off triangles are used, which consider the historical development of claims reported in the last 12 months. For the insurance of non-life, life and pension plans, semiannual run-off triangles are used, which consider the historical development of claims reported in the last 10 semesters (Non-life and Life insurance) and in the last 16 semesters (pension plans).

The Provision for Unsettled Claims (PSL/PESL) considers the expected amounts to be settled for all claims notices received up to the balance sheet date. The provision covers administrative and judicial claims monetarily adjusted and with interest in the case of legal claims. For damage insurance, these amounts are net of the corresponding portion of the expected receipt of salvage and reimbursement.

The Provision for Related Expenses (PDR) is set up to cover expected amounts related to claims incurred and to be incurred depending on the structure of each contract.

In Other Technical provisions, the following provisions are being considered:

The supplementary provision for coverage (PCC), which refers to the amount necessary to complement the technical provisions, determined in the liability adequacy test (TAP) for Life insurance and Pension Plans.

The Provision for Insufficiency of Premiums/Considerations (PIC/PIP) of collective and individual Health insurance contracts, which aims to determine the insufficiency of considerations/premiums to cover the events/losses to occur, when applicable.

In addition, Other Technical Provisions comprise the following specific provisions for life insurance contracts and pension plans:

- Provision for Redemptions and Other Amounts to Regularize (PVR), which covers the amounts related to redemptions to be settled, premium returns and portability requested and not yet transferred to the receiving entity;

- Provision for financial surplus (PEF), which corresponds to the financial result in excess of the minimum guaranteed profitability, passed on to contracts with a financial surplus participation clause;

- Provision for Technical Surplus (PET), which corresponds to the difference between the expected value and the observed value of events that occurred in the period for insurance for insureds with a technical surplus participation clause.

The financial charges credited to technical provisions, and the recording and/or reversal of the financial surplus, are classified as financial expenses, and are presented under “Interest and similar expenses”.

i.	Liability Adequacy Test (LAT)

The Company conducted the liability adequacy test for all the contracts that meet the definition of an insurance contract which are in force on the date of execution of the test. This test is conducted every six months and the liability of insurance contracts, gross of reinsurance, is calculated as the sum of the carrying amount, deducting the deferred acquisition costs. This is compared to the expected cash flows arising from the obligations under commercialized contracts and certificates.

The test considerers projections of claims and benefits that have occurred and are expected to occur, administrative expenses, allocable expenses related to the claims, intrinsic options and financial surpluses, salvage and recoveries and other income and expense directly related to the insurance contracts.

To calculate the present value of projected cash flows, the Company used the risk free forward (ETTJ) rate which was prepared by SUSEP ( for damage insurance – “Danos”) and Fenaprevi (for life insurance and pension plans – “Vida e Previdência”) both approved by SUSEP.

In relation to life insurance and pension plans, the contracts are grouped based on similar risks or when the insurance risk is managed jointly by the Management. The projections follow the methodology and assumptions described in the preceding paragraphs of this section.

The result of the liability adequacy test (LAT) presented an insufficiency which was recognized in the Complementary Provision for Coverage (PCC), see Note 21.

Regarding non-life insurance, the average projected loss ratio was 43% and the average reinsurance projected in the study, calculated based on the reported claims, was 4%. The result of the adequacy test did not show insufficiency and, consequently, no incremental additional provisions to the insurance liabilities were recorded.

Reinsurance contracts

n)	Reinsurance contracts

Reinsurance contracts are used in the normal course of operations with the purpose of limiting potential losses, by spreading risks. Liabilities relating to contracts that have been reinsured are presented gross of their respective recoveries, which are booked as assets since the existence of the reinsurance contract does not nullify the Company’s obligations with the insured parties.

As required by the regulators, reinsurance companies with headquarters abroad must have a minimum rating, assessed by a credit rating agency, to operate in the country, whereby all other reinsurance operations must be performed with local reinsurers. In this way, credit risks are reduced. If there are indications that the amounts recorded will not be realized at their carrying amount, these assets will be assessed for impairment.

Deferred acquisition costs

o)	Deferred acquisition costs

These comprise deferred acquisition costs including commissions and brokers’ fees related to the sale of insurance policies. Deferred acquisition costs are recognized in the consolidated statement of income over the life of the respective policies or, for pension plan contracts over an average period of 12 months. Expenses relating to insurance agency operations relating to the sale of health plans are amortized over a 24 month period.

Capitalization bonds

p) Capitalization bonds

The liability for capitalization bonds is registered in the line item “Other liabilities”. Financial liabilities and revenues from capitalization bonds are recognized at the time bonds are issued.

The bonds are issued according to the types of payments, monthly or in a single payment. Each bond has a nominal value, which is indexed to the Referential Rate index (TR) plus a spread until the redemption or cancellation of the bond. Amounts payable are recognized in the line item “Other Liabilities – Capitalizations Bonds”.

Capitalization bond beneficiaries are eligible for a prize draw. At the end of a certain period that is determined at the time the capitalization bond is issued, a beneficiary may redeem the nominal value paid plus the accumulated interest. These products are regulated by the insurance regulator in Brazil; however, they do not meet the definition of an insurance contract and, therefore, are classified as financial liabilities.

Unclaimed amounts from “capitalization plans” are derecognized when the obligation legally expires.

Net insurance income

q) Net insurance income

Insurance premiums are recognized as income upon issuance of the respective policies and invoices or at the beginning of the risk period for cases in which the cover begins before the issue date, and accounted for on a straight-line basis, over the duration of the policies, through the upfront recognition and subsequent reversal of the provision for unearned premiums and the deferred acquisition costs. Income from premiums and the acquisition costs related to risks already assumed whose respective policies have not yet been issued are recognized in the consolidated statement of income at the start of the risk coverage period on an estimated basis.

Health insurance premiums are recorded in the premiums account (earnings) or provision for unearned premiums/considerations (PPCNG), according to the coverage period of the contracts in force on the reporting date.

Acquisition costs are costs incurred in the acquisition of new and renewed insurance contracts and are substantially composed of commissions. These costs are capitalized and charged to expense in proportion to premium revenue recognized.

Contributions to pension plans and life insurance premiums with survivor coverage are recognized in income upon their effective receipt. The management fee income is appropriated to the income on an accrual basis, according to contractually established rates.

Financial income comprises interest income on the assets of invested funds (including financial assets at fair value through other comprehensive income), dividend income, gains on the disposal of financial assets at fair value through other comprehensive income, changes in the fair value of financial assets measured at fair value through the profit or loss, accrued income in determining the calculation of amortized cost value of securities and reclassifications of gains previously recognized in other comprehensive income. Interest income is recognized in profit or loss using the effective interest rate method.

Financial expenses comprise losses in the disposal of assets available for sale, changes in the fair value of financial assets measured at fair value through profit or loss and losses by impairment recognized in the financial assets (except receivables).

Employee benefits

r)	Employee benefits

Bradesco recognizes, prospectively the surplus or deficit of its defined benefit plans and post-retirement plans as an asset or an obligation in its consolidated statement of financial position, and recognizes the changes in the financial condition during the year in which the changes occurred, in profit or loss.

i.	Defined contribution plan

Bradesco and its subsidiaries sponsor Pension Plans for their employees and Management. Contribution obligations for defined contribution Pension Plans are recognized as expenses in profit or loss as incurred. Once the contributions are paid, Bradesco, in the capacity of employer, has no obligation to make any additional payment.

ii.	Defined benefit plans

The Company’s net obligation, in relation to the defined benefit plans, refers exclusively to institutions acquired and is calculated separately for each plan, estimating the future defined benefit that the employees will be entitled to after leaving the Company or at the time of retirement.

Bradesco’s net obligation for defined benefit plans is calculated on the basis of an estimate of the value of future benefits that employees receive in return for services rendered in the current and prior periods. This value is discounted at its current value and is presented net of the fair value of any plan assets.

The calculation of the obligation of the defined benefit plan is performed annually by a qualified actuary, using the projected unit credit method, as required by accounting rule.

Remeasurement of the net obligation, which include: actuarial gains and losses, the return of the assets of the plan other than the expectation (excluding interest) and the effect of the asset ceiling (if any, excluding interest), are recognized immediately in other comprehensive income.

Net interest and other expenses related to defined benefit plans are recognized in the statement of income.

iii.	Termination benefits

Severance benefits are accrued when the employment relationship is terminated by the Company before the employee’s normal date of retirement or whenever the employee accepts voluntary redundancy in return for such benefits.

Benefits which are payable 12 months or more after the reporting date are discounted to their present value.

iv.	Short-term benefits

Benefits such as wages, salaries, social security contributions, paid annual leave and paid sick leave, profit sharing and bonuses (which are all payable within 12 months of the reporting date) and non-monetary benefits such as health care, etc. are recorded as expenses in the consolidated statement of income, without any discount to present value, if the Company has a present legal or constructive obligation to pay the amount as a result of past service provided by the employee and the obligation can be reliably estimated.

Interest

s)	Interest

Income from financial assets measured at amortized cost and at FVOCI, except instruments of equity and interest costs from liabilities classified at amortized cost are recognized on an accrual basis in the consolidated statement of income using the effective interest rate method. The effective interest rate is the rate that discounts estimated future cash payments and receipts throughout the expected life of the financial asset or liability (or, when appropriate, a shorter period) to the carrying amount of the financial asset or liability. When calculating the effective rate, the Company estimates future cash flows considering all contractual terms of the financial instrument, but not future credit losses.

The calculation of the effective interest rate includes all commissions, transaction costs, discounts or bonuses which are an integral part of such rate. Transaction costs are incremental costs directly attributable to the acquisition, issuance or disposal of a financial asset or liability.

Fees and commissions

t)	Fees and commissions

Fees and commission income and expense which are part of and are directly allocable to the effective interest rate on a financial asset or liability are included in the calculation of the effective interest rate.

Other fee and commission income, substantially composed by account service fees, asset management fees, credit card annual charges, and collection and consortium fees are recognized, according to the requirements of IFRS 15 - Revenue from Contracts with Customers, to the extent that the obligations of performance are fulfilled. The price is allocated to the provision of the monthly service, and the revenue is recognized in the result in the same manner. When a loan commitment is not expected to result in the drawdown of a loan, the related commitment fees are recognized on a straight-line basis over the commitment period. Other fees and commissions expense relate mainly to transaction as the services are received.

Income tax and social contribution

u)	Income tax and social contribution

Deferred tax assets, calculated on income tax losses, social contribution losses and temporary differences, are recognized in “Deferred tax assets” and the deferred tax liabilities on tax differences in lease asset depreciation (applicable only for income tax), fair value adjustments on securities, inflation adjustment of judicial deposits, among others, are recognized in “Deferred taxes”.

Deferred tax assets on temporary differences are realized when the difference between the accounting treatment and the income tax treatment reverses. Deferred tax assets on carried forward income tax and social contribution losses are realizable when taxable income is generated, up to the 30% limit of the taxable profit for the period. Deferred tax assets are recognized based on current expectations of realization considering technical studies and analyses carried out by Management.

The provision for income tax is calculated at the base rate of 15% of taxable income, plus an additional 10%. The social contribution on net income (CSLL) for financial, insurance and similar companies is calculated at the rate of 15% and 9% for other companies. In November 2019, Constitutional Amendment No. 103 was enacted, establishing in article 32, the increase in the CSLL rate of the "Banks" from 15% to 20%, effective as of March 2020.

In April 28, 2022, Provisional Measure No. 1,115 ("MP") was published, converted into Law No. 14,446, on September 19, 2022, which raised the social contribution rate on the Net Income of the insurance and financial sectors by one percentage point, during the period from August 1, 2022 to December 31, 2022.

Provisions were recognized for income tax and social contribution in accordance with specific applicable legislation.

The breakdown of income tax and social contribution, showing the calculations, the origin and expected use of deferred tax assets, as well as unrecognized deferred tax assets, is presented in Note 37.

Segment reporting

v)	Segment reporting

Information for operating segments is consistent with the internal reports provided to the Executive Officers (being the Chief Operating Decision Makers), which are comprised by the Chief Executive Officer, Executive Vice-Presidents, Managing Officers and Deputy Officers. The Company operates mainly in the banking and insurance segments. The banking operations include operations in retail, middle market and corporate activities, lease, international bank operations, investment banking and private banking. The Company’s banking activities are performed through its own branches located throughout the country, in branches abroad and through subsidiaries, as well as by means of our shareholding interest in other companies. The insurance segment consists of insurance operations, Pension Plans and capitalization plans which are undertaken through a subsidiary, Bradesco Seguros S.A., and its subsidiaries.

Equity

w)	Equity

Preferred shares have no voting rights, but have priority over common shares in reimbursement of capital, in the event of liquidation, up to the amount of the capital represented by such preferred shares, and the right to receive a minimum dividend per share that is ten percent (10%) higher than the dividend distributed per share to the holders of common shares.

i.	Share issuance costs

Incremental costs directly attributable to the issuance of shares are shown net of taxes in shareholders’ equity, thus reducing the initial book value.

ii.	Earnings per share

The Company presents basic and diluted earnings per share data. Basic earnings per share is calculated by allocating the net income attributable to shareholders between that attributable to common shareholders and that attributable to preferred shareholders and dividing this by the weighted average number of common and preferred shares, respectively, outstanding during the year. Diluted earnings per share are the same as basic earnings per share, as there are no potentially dilutive instruments.

iii.	Dividends payable

Dividends on shares are paid and provisioned during the year. In the Shareholders’ Meeting are approved at least the equivalent of 30% of the annual adjusted net income, in accordance with the Company’s Bylaws. Dividends approved and declared after the reporting date of the financial statements, are disclosed in the notes as subsequent events.

iv.	Capital transactions

Capital transactions are transactions between shareholders. These transactions modify the equity held by the controlling shareholder in a subsidiary. If there is no loss of control, the difference between the amount paid and the fair value of the transaction is recognized directly in the shareholders’ equity.